Benefits and expenses	6 Months Ended
Jun. 30, 2022
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Benefits and expenses
8.	Benefits and expenses

	YTD	YTD
EUR millions	2022	2021

Claims and benefits	(31,457)	24,475

Employee expenses	1,035	967

Administration expenses	721	786

Deferred expenses	(379)	(305)

Amortization charges	571	345

Total	(29,510)	26,268

	YTD	YTD
EUR millions	2022	2021

Benefits and claims paid life	10,257	10,628

Benefits and claims paid non-life	734	691

Change in valuation of liabilities for insurance contracts	(34,764)	8,816

Change in valuation of liabilities for investment contracts	(10,016)	2,072

Other	27	(23)

Policyholder claims and benefits	(33,763)	22,185

Premium paid to reinsurers	1,132	1,158

Profit sharing and rebates	4	4

Commissions	1,169	1,128

Total	(31,457)	24,475
The lines “Change in valuation of liabilities for insurance contracts” and “Change in valuation of liabilities for investment contracts” reflect changes in technical provisions resulting from “Net fair value changes on for account of policyholder financial assets at fair value through profit or loss” included in note 6 Results from financial transactions. In addition, the line “Change in valuation of liabilities for insurance contracts” includes the movement of the technical provisions for life insurance contracts.